Income Tax and Social contribution - Schedule of Income Tax Losses Offsetting Against Future Taxable Profits (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Percentage of income tax loss carryforwards	25.00%
Percentage of social contribution negative base tax carryforwards	9.00%